UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21752
                                                    ----------

                            Mezzacappa Partners, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           630 Fifth Avenue Suite 2600
                            New York, New York 10111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Christopher S. Nagle
                          C/O Mezzacappa Investors, LLC
                          630 Fifth Avenue, Suite 2600
                            New York, New York 10111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 332-2000
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                    Date of reporting period: March 31, 2006
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                            MEZZACAPPA PARTNERS, LLC

                              FINANCIAL STATEMENTS

                           FOR THE PERIOD JULY 1, 2005
                          (COMMENCEMENT OF OPERATIONS)

                                TO MARCH 31, 2006

                    MEZZACAPPA PARTNERS, LLC
                      FINANCIAL STATEMENTS


                            CONTENTS
                                                          Page
                                                          ----
Report of Independent Registered Public Accounting Firm     1

Schedule of Investments ...............................     2

Statement of Assets and Liabilities ...................     4

Statement of Operations ...............................     5

Statement of Changes in Members' Capital ..............     6

Statement of Cash Flows ...............................     7

Notes to Financial Statements .........................     8

Managers and Officers of the fund (unaudited) .........    16

Other Information (unaudited) .........................    18

[GRAPHIC]
Established 1923

Anchin, Block & Anchin LLP
Accountants and Consultants

1375 Broadway
New York, NY 10018
(212) 840-3456
FAX (212) 840-7066


            Report of Independent Registered Public Accounting Firm

To the Board of Managers and
Members of Mezzacappa Partners, LLC

We have audited the accompanying statement of assets and liabilities including the schedule of investments of Mezzacappa Partners, LLC as of March 31, 2006 and the related statements of operations, changes in members' capital and cash flows for the period from July 1, 2005 (Commencement of Operations) to March 31, 2006. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Mezzacappa Partners, LLC as of March 31, 2006 and the results of its operations, changes in its members' capital and cash flows for the period from July 1, 2005 (Commencement of Operations) to March 31, 2006 in conformity with U.S. generally accepted accounting principles.

                                        Anchin, Block & Anchin LLP

New York, N. Y.
May 26, 2006

    A member of HLB international
               [GRAPHIC]
A world-wide organization of accounting
     firms and business advisors
       e-mail: info@anchin.com
            www.anchin.com

MEZZACAPPA PARTNERS, LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
-------------------------------------------------------------

 INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS IN PORTFOLIO FUNDS


EVENT DRIVEN                                    13.58%
LONG/SHORT EQUITY                               74.13%
MACRO                                           12.29%


                                                                                        PERCENTAGE
                                                                                        OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS                      COST                VALUE             CAPITAL           LIQUIDITY*
                                              ------------------  ------------------  -----------------  -------------
LONG/SHORT EQUITY
Atticus European, LP                                $ 1,100,000         $ 1,328,685              3.79%   Annually
Barrington Companies Equity Partners, L.P.            1,625,000           1,901,535              5.42%   Quarterly
ECF Value Fund II, L.P.                               1,500,000           1,651,317              4.71%   Annually
Eminence Partners, L.P.                               2,000,000           2,284,512              6.52%   Semiannually
Global Undervalued Securities Fund                    1,800,000           1,856,343              5.30%   Quarterly
Harbor International Fund                             1,002,184           1,100,720              3.14%   Daily
Jolly Roger Fund, LP                                  1,250,000           1,407,238              4.02%   Quarterly
LaGrange Capital Partners, L.P.                       1,250,000           1,420,774              4.05%   Annually
Prism Partners QP, L.P.                                 800,000             896,738              2.56%   Annually
Seminole Capital Partners, L.P.                       2,000,000           2,316,093              6.61%   Semiannually
SCP Domestic Fund, L.P.                               1,800,000           1,897,651              5.41%   Quarterly
SR Global Fund, L.P.                                    800,000             843,037              2.40%   Monthly
SR Phoenicia, LP                                      1,400,000           1,492,180              4.26%   Quarterly
Third Avenue International Value Fund                 1,285,913           1,524,174              4.35%   Daily
Viking Global Equities L.P.                           2,100,000           2,248,683              6.41%   Annually
                                              ------------------  ------------------  -----------------
                                                     21,713,097          24,169,680             68.95%
                                              ------------------  ------------------  -----------------

EVENT DRIVEN
Contrarian Capital Fund I, L.P.                         300,000             320,532              0.91%   Annually
King Street Capital, L.P.                             1,250,000           1,394,774              3.98%   Quarterly
Schroder Credit Renaissance Fund, L.P.                1,100,000           1,229,678              3.51%   Quarterly
Spinnaker Global Opportunity Fund, Ltd.               1,250,000           1,483,736              4.23%   Annually
                                              ------------------  ------------------  -----------------
                                                      3,900,000           4,428,720             12.63%
                                              ------------------  ------------------  -----------------

   THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (CONTINUED)
--------------------------------------------------------------------------------

                                                                                            PERCENTAGE
                                                                                            OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS                         COST                VALUE             CAPITAL           LIQUIDITY*
                                                 ------------------  ------------------  -----------------  --------------
MACRO
Forum Global Opportunities Fund, Ltd.                  $   750,000        $    790,954              2.26%   Quarterly
NewSmith Global Opportunities Hedge Fund                   700,000             662,900              1.89%   Monthly
Rockall Emerging Markets, L.P.                             750,000             747,971              2.13%   Quarterly
Wexford Spectrum Fund I, L.P.                            1,500,000           1,803,860              5.15%   Quarterly
                                                 ------------------  ------------------  -----------------
                                                         3,700,000           4,005,685             11.43%
                                                 ------------------  ------------------  -----------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS                    29,313,097          32,604,085             93.01%
                                                 ==================  ------------------  =================

OTHER ASSETS, LESS LIABILITIES (6.99%)                                       2,448,971
                                                                     ------------------

MEMBERS' CAPITAL 100.00%                                                  $ 35,053,056
                                                                     ==================


* Securities are issued in private placement transactions and as such are restricted as to resale. Available frequency of redemptions after expiration of lock-up provisions, where applicable, which range from zero to two years.

The cost of investments in Portfolio Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Portfolio Funds. The Fund has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Fund as of March 31, 2006.

The investments in Portfolio Funds shown above, representing 93.01% of Members' Capital, have been fair valued as described in Note 2.b.

   THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2006
--------------------------------------------------------------------------------

ASSETS
Investments in Portfolio Funds, at value                                                                         $ 32,604,085
Cash and cash equivalents                                                                                             592,889
Prepaid investments in Portfolio Funds                                                                              3,790,000
Receivable for Portfolio Funds sold                                                                                 1,042,081
Receivable from Investment Manager                                                                                     95,070
Interest receivable                                                                                                     4,060
Other assets                                                                                                           98,537
                                                                                                                --------------
       TOTAL ASSETS                                                                                                38,226,722
                                                                                                                --------------

LIABILITIES
Prepaid capital contributions                                                                                       2,718,786
Organization and offering expenses payable                                                                            100,000
Servicing fees payable                                                                                                 94,555
Management fees payable                                                                                                91,490
Professional fees payable                                                                                              80,684
Accounting and administration fees payable                                                                             66,487
Board of Managers' fees payable                                                                                        15,000
Custodian fees payable                                                                                                  3,180
Accrued expenses                                                                                                        3,484
                                                                                                                --------------
       TOTAL LIABILITIES                                                                                            3,173,666
                                                                                                                --------------

             NET ASSETS                                                                                          $ 35,053,056
                                                                                                                ==============

MEMBERS' CAPITAL
Represented by:
Capital contributions                                                                                            $ 32,139,443
Accumulated net investment loss                                                                                      (559,666)
Accumulated net realized gain on Portfolio Funds                                                                      182,291
Accumulated net unrealized appreciation on investments in Portfolio Funds                                           3,290,988
                                                                                                                --------------
             MEMBERS' CAPITAL                                                                                    $ 35,053,056
                                                                                                                ==============

   THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC

STATEMENT OF OPERATIONS
FOR THE PERIOD JULY 1, 2005 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends                                                                                                        $ 70,146
    Interest                                                                                                           18,591
                                                                                                                --------------
       TOTAL INVESTMENT INCOME                                                                                         88,737
                                                                                                                --------------

EXPENSES:
    Management fees                                                                                                   315,184
    Accounting and administration fees                                                                                152,165
    Servicing fees                                                                                                     94,555
    Professional fees                                                                                                  82,500
    Board of Managers' fees                                                                                            45,000
    Compliance consulting fees                                                                                         22,500
    Insurance fees                                                                                                     18,111
    Interest expense                                                                                                   17,259
    Custodian fees                                                                                                      7,937
    Organization and offering expenses                                                                                 79,075
    Other expenses                                                                                                     13,500
                                                                                                                --------------
       TOTAL EXPENSES                                                                                                 847,786

       Reimbursement from Investment Manager                                                                         (159,145)
       Accounting and administration fees waived                                                                      (40,238)
                                                                                                                --------------
       NET EXPENSES                                                                                                   648,403
                                                                                                                --------------
NET INVESTMENT LOSS                                                                                                  (559,666)
                                                                                                                --------------

REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS:
       Net realized gain on Portfolio Funds                                                                           182,291
       Net change in unrealized appreciation on investments in Portfolio Funds                                      3,290,988
                                                                                                                --------------

       NET REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS                                                          3,473,279
                                                                                                                --------------

       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                                        $ 2,913,613
                                                                                                                ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
FOR THE PERIOD JULY 1, 2005 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2006
--------------------------------------------------------------------------------

FROM INVESTMENT ACTIVITIES
       Net Investment Loss                                                                                       $   (559,666)
       Net realized gain on Portfolio Funds                                                                           182,291
       Net change in unrealized appreciation on investments in Portfolio Funds                                      3,290,988
                                                                                                                --------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                                          2,913,613
                                                                                                                --------------

MEMBERS' CAPITAL TRANSACTIONS
       Capital contributions                                                                                       29,139,443
       In-kind contribution (Note 1)                                                                                3,000,000
                                                                                                                --------------
       NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM CAPITAL TRANSACTIONS                                        32,139,443
                                                                                                                --------------


NET INCREASE IN MEMBERS' CAPITAL                                                                                   35,053,056

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                                                                      --
MEMBERS' CAPITAL, END OF PERIOD                                                                                  $ 35,053,056
                                                                                                                ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC

STATEMENT OF CASH FLOWS
FOR THE PERIOD JULY 1, 2005 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2006
--------------------------------------------------------------------------------

 CASH FLOWS USED IN OPERATING ACTIVITIES
  Net increase in Members' Capital derived from investment activities                                            $  2,913,613
   Adjustments to reconcile net increase in Members' Capital derived from investment activities to net cash used by operating activities:
   Purchases of Portfolio Funds                                                                                   (34,450,000)
   Proceeds from redemption of Portfolio Funds                                                                      8,389,572
   Reinvestment dividends from Mutual Funds                                                                           (70,378)
   Net realized gain on Portfolio Funds                                                                              (182,291)
   Net unrealized appreciation on Portfolio Funds                                                                  (3,290,988)
   Increase in prepaid investments in Portfolio Funds                                                              (3,790,000)
   Increase in receivable from Portfolio Funds sold                                                                (1,042,081)
   Increase in receivable from Investment Manager                                                                     (95,070)
   Increase in interest receivable                                                                                     (4,060)
   Increase in other assets                                                                                           (98,537)
   Increase in organization and offering expenses payable                                                             100,000
   Increase in servicing fees payable                                                                                  94,555
   Increase in management fees payable                                                                                 91,490
   Increase in professional fees payable                                                                               80,684
   Increase in accounting and administration fees payable                                                              66,487
   Increase in Board of Managers' fees payable                                                                         15,000
   Increase in custodian fees payable                                                                                   3,180
   Increase in accrued expenses                                                                                         3,484
                                                                                                                --------------
                 NET CASH USED BY OPERATING ACTIVITIES                                                           $(31,265,340)
                                                                                                                --------------

CASH FLOWS FROM FINANCING ACTIVITIES
 Capital contributions                                                                                             31,858,229
                                                                                                                --------------
                 NET CASH PROVIDED BY FINANCING ACTIVITIES                                                         31,858,229
                                                                                                                --------------


                 NET INCREASE IN CASH AND CASH EQUIVALENTS                                                            592,889
                   Cash and cash equivalents at beginning of period                                                        --
                                                                                                                --------------
                   Cash and cash equivalents at end of period                                                    $    592,889
                                                                                                                ==============


SUPPLEMENTARY CASH FLOW INFORMATION:
Non-cash financing activity:
         In-kind contributions (Note 1)                                                                          $  3,000,000
                                                                                                                ==============
Cash paid during the period for interest                                                                         $     17,259
                                                                                                                ==============



THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006
--------------------------------------------------------------------------------

1. ORGANIZATION

Mezzacappa Partners, LLC (the "Fund") is a limited liability company that was formed on April 5, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-ended, non-diversified management investment company. The Fund privately offers and sells its interests in large minimum denominations primarily to high net worth individuals and institutional investors (each such investor, a "Member") and restricts transferability of the interests (or portions of the interests). The Fund commenced operations on July 1, 2005.

The Fund's investment objective is to generate capital appreciation over a several year period with lower volatility than the broad equity markets. The Fund will seek to accomplish this objective by allocating its assets among a diverse group of selected investment funds ("Portfolio Funds") managed by third-party investment advisers ("Portfolio Managers") who employ a variety of alternative investment strategies. The Portfolio Managers may invest in a wide range of securities, financial instruments and markets in accordance with the investment objective of each Portfolio Fund. Each investor, by investing in the Fund, will become a Member of the Fund.

Mezzacappa Investors, LLC (the "Investment Manager"), a limited liability company formed under the laws of the State of Delaware on November 13, 1998 is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act") and has claimed an exemption from registration as a commodity trading adviser with the Commodity Futures Trading Commission ("CFTC") in connection with the Fund.

Mezzacappa Management, LLC, a limited liability company formed under the laws of the State of Delaware on November 13, 1998, the organizational member of the Fund, (the "Organizational Member") authorized the filing of the Certificate of Formation of the Fund with the office of the Secretary of State of the State of Delaware. The Organizational Member has claimed an exemption from registration as a commodity pool operator with the CFTC in connection with the Fund.

The Board of Managers of the Fund (the "Board") has overall responsibility for the management and supervision of the operations of the Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the directors of an investment company registered under the 1940 Act organized as a corporation and has complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. A majority of the managers are not "interested persons" (as defined in the 1940 Act) of the Fund, the Organizational Member or the Investment Manager. The initial managers serving on the Board have been elected by the Organizational Member which is affiliated with the Investment Manager through their common ownership and control.

Effective July 1, 2005, the Fund received initial capital contribution of $3,000,000 of assets transferred in-kind and a $22,000,000 capital contribution from the Investment Manager.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of the significant accounting policies followed by the
Fund:

A. USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates

B. VALUATION

   In determining its Members' capital, the Fund will value its investments as of such month-end. The net asset value of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. The net asset value of any Member's interest on any date will be equal to that Member's capital account balance, after giving effect to all allocations (and charges or debits) that are made as of that date. The aggregate net asset values of the of all of the Members, including the Investment Manager (to the extent that the Investment Manager makes an investment in the Fund), will equal the net asset value of the Fund. The Board has approved procedures pursuant to which the Fund will value its investments in Portfolio Funds at fair value.

   In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from a Portfolio Fund if the Fund's interests were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as estimated or final values will reasonably reflect market values of securities for which market quotations are available or fair value as of the Fund's valuation date.

   Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. INCOME RECOGNITION AND EXPENSES

   Interest income and expenses are recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Portfolio Funds in which the Fund invests generally do not make regular cash distributions of income and gains and so are generally considered non-income producing securities.

   Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

   The Fund will bear all expenses incurred in the business of the Fund. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of insurance; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

C. INCOME TAXES

   The Fund intends to operate and has elected to be treated as a partnership for federal tax purposes. Accordingly, no provision for the payment of federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. Certain dividends and interest directly or indirectly received by the Fund from sources outside the U.S. may be subject to non-U.S. withholding taxes.

   In addition, the Fund or a Portfolio Fund may be subject to non-U.S. capital gains taxes to the extent they purchase and sell securities of non-U.S. issuers. Tax treaties between certain countries and the United States may reduce or eliminate such non-U.S. taxes. The Fund cannot predict in advance the rate of non-U.S. tax it will directly or indirectly pay, as the amount of the Fund's assets to be invested in various countries is not known at this time.

D. CASH AND CASH EQUIVALENTS

   The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. Cash equivalents are valued at cost plus accrued interest which approximate fair value. Cash equivalents include amounts held in an interest bearing overnight account. At March 31, 2006, the Fund held $592,889 in an interest bearing cash account at PNC Bank, N.A.

3. INVESTMENTS IN PORTFOLIO FUNDS

Each Portfolio Manager generally charges the Fund, as an investor in the Portfolio Fund, an asset-based fee, and some or all of the Portfolio Managers will receive performance or incentive allocations. The asset-based fees of the Portfolio Managers generally range from 1% to 2% annually of the net assets under their management and the performance or incentive allocation to

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------
3. INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)

the Portfolio Managers generally range from 20% to 25% (generally 20%) of net profits annually and may be paid or allocated as the case may be, even if the Fund incurs a loss for the year. The receipt of a performance or incentive allocation by a Portfolio Manager may create an incentive for a Portfolio Manager to make investments that are riskier or more speculative than those that might have been made in the absence of such an incentive. In addition, because a performance or incentive allocation will generally be calculated on a basis that includes unrealized appreciation of a Portfolio Fund's assets, these allocations may be greater than if they were based solely on realized gains.

A. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

   The Portfolio Funds selected by the Fund may invest and trade in a wide range of instruments and markets and may pursue various investment strategies. Although the Portfolio Funds will primarily invest and trade in equity and debt securities (U.S. and non-U.S.), they may also invest and trade in equity-related instruments, currencies, financial futures and debt-related instruments with off-balance sheet risk. These include, but are not limited, to short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

B. CONCENTRATION OF RISK

   The Fund invests primarily in Portfolio Funds that generally will not be registered as investment companies under the 1940 Act. The Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. Although the Investment Manager received information from each Portfolio Fund regarding its investment performance and investment strategy, the Investment Manager may have little or no means of independently verifying this information. Portfolio Funds may use proprietary investment strategies that are not fully disclosed to the Investment Manager and that may involve risks under some market conditions that are not anticipated by the Investment Manager. The performance of the Fund depends on the success of the Investment Manager in selecting Portfolio Funds for investment by the Fund and the allocation and reallocation of Fund assets among those Portfolio Funds. Past results of Portfolio Managers selected by the Investment Manager are not necessarily indicative of future performance. No assurance can be made that profits will be achieved or that substantial losses will not be incurred.

4. MEMBERS' CAPITAL ACCOUNTS

A separate capital account is maintained for each Member of the Fund (an "Interest"). At the end of each fiscal period, any net profit or net loss of the Fund, as the case may be, is allocated to the capital accounts of all of the Members of the Fund in accordance with their respective investment percentages. If a Member has made more than one capital contribution to the Fund, each such capital contribution is treated as a separate capital account for purposes of such allocation.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------
4. MEMBERS' CAPITAL ACCOUNTS (CONTINUED)

A. CONTRIBUTIONS

   Each Member must subscribe for a minimum initial investment in the Fund of $100,000. Additional investments in the Fund must be made in minimum amounts of $50,000. All contributions are subject to sole discretion of the Board to accept lesser amounts. The Board may, in its discretion and subject to applicable law, cause the Fund to repurchase the entire Interest of the Member if the Member's capital account balance in the Fund, as a result of repurchase or transfer requests by the Member, would be reduced to less than $50,000. The Board, on behalf of the Fund, may accept subscriptions for Interests effective as of the first day of each month.

B. ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

   At the end of each Fiscal Period of the Fund ("Fiscal Period"), any net profit or net loss of the Fund, as the case may be, is allocated to the capital accounts of all of the Members of the Fund in accordance with their respective investment percentages. If a Member has made more than one capital contribution to the Fund, each such capital contribution shall be treated as a separate capital account for purposes of such allocation. A Fiscal Period is generally a calendar month, subject to adjustment as provided in the Operating Agreement (e.g., in the case of a capital contribution or repurchase of an Interest on a date other than the last day of a calendar month). The investment percentage for each Member is determined by dividing the balance of such Member's capital account as of the beginning of the Fiscal Period by the total capital of the Fund. Net profit refers to the increase in the value of the Fund's net assets, including unrealized gains, from the beginning of each Fiscal Period to the end of such Fiscal Period (excluding any item to be allocated among the capital accounts of the Members on a basis other than their investment percentage). Net loss refers to the decrease in the value of the Fund's net assets, including unrealized losses, from the beginning of each Fiscal Period to the end of such Fiscal Period (excluding any item to be allocated among the capital accounts of the Members on a basis other than their Investment Percentage). In determining the amount of net profit or net loss, the net assets of the Fund as of the end of the Fiscal Period shall be reduced by the management fee applicable to such period.

C. REPURCHASE OF MEMBERS' INTERESTS

   No Member has the right to require the Fund to redeem its Interest in the Fund. The Fund may from time to time offer to repurchase Interests (or portions thereof) pursuant to written tenders by the members, and each such repurchase offer will generally apply to up to 25% of the net assets of the Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Interests (or portions thereof), the Board will consider the recommendation of the Investment Manager as to the timing of such an offer, as well as variety

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------
4. MEMBERS' CAPITAL ACCOUNTS (CONTINUED)

C. REPURCHASE OF MEMBERS' INTERESTS (CONTINUED)

   of operational business and economic factors. The Investment Manager expects to recommend to the Board that the Fund offer to repurchase Interests (or portions thereof) from Members semi-annually, on June 30 and December 31 (or if any such date is not a business day, on the immediately preceding business day). It is currently anticipated that the Fund will not offer to repurchase any Interest until June 30, 2006.

D. DISTRIBUTION POLICY

   The Fund has no present intention of making periodic distributions of its net investment income of capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

5. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Investment Manager provides certain management and administration services to the Fund. In consideration for such management services, the Fund pays the Investment Manager a monthly Management Fee (the "Management Fee") of 0.125% (1.50% on an annualized basis) of the aggregate value of its outstanding Interests determined as of the last day of each month.

The Fund pays a monthly fee to the Investment Manager for services provided for ongoing investor services and account maintenance services to investors in the Fund that are their customers ("Investor Service Provider"). This fee will be in an amount equal to 0.45% (on an annualized basis) of the average monthly aggregate value of outstanding Interests held by investors that receive services determined as of the last day of the calendar month (before any repurchases of Interests).

The Investment Manager has voluntarily agreed, for the twelve (12) month period following the first offering closing date (the "Initial Closing Date"), to reimburse the Fund, to the extent necessary, to ensure that the Fund's annualized ordinary operating expenses do not exceed 3.00% (the "Voluntary Expense Reimbursement"). However, the Investment Manager may at any time decide to terminate such Voluntary Expense Reimbursement even prior to the end of the twelve-month period following the Initial Closing Date.

Each Board member who is not an employee of the Investment Manager, or one of its affiliates, receives an annual retainer of $20,000 and $2,500 for each quarterly meeting attended. The Fund also reimburses these Board members for all reasonable out-of-pocket expenses.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

5. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Fund's Board, PFPC Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the Administration Agreement between PFPC and the Fund. Under the Administration Agreement, PFPC provides administrative, accounting, investor services and regulatory administration services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee, ranging from .075% to .05% (on an annualized basis) of the Fund's month end net asset value, for services rendered. For the period ended March 31, 2006, PFPC agreed to waive certain fees in the amount of $40,238.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.

6. PORTFOLIO TRANSACTIONS

As of March 31, 2006, the Fund had investments in Portfolio Funds, none of which were related parties. Aggregate purchases of Portfolio Funds amounted to $34,520,378 and proceeds on sales of Portfolio Funds amounted to $8,389,572 for the period ended March 31, 2006.

7. LOAN

On December 28, 2005, the Fund entered into a short-term loan agreement with Bank of America, N.A for the purpose of purchasing Portfolio Funds ("Loan Agreement"). Under the Loan Agreement, the Fund borrowed $3,966,000, for a maximum period of 120 days. Interest on borrowings under the Loan Agreement was charged at a rate of LIBOR plus 2.3% (approximately 6.7%). In connection with the Loan Agreement, the Fund paid a commitment fee to Bank of America, N.A of $1,816. The Fund repaid all borrowings and associated interest under the Loan Agreement on January 27, 2006.

8. INDEMNIFICATION

In the normal course of business, the Fund will enter into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHT INFORMATION

The financial highlights are intended to help you understand the Fund's financial performance for the period. The total return in the table represents the rate that a Member would have earned or lost on an investment in the Fund. Total return amounts are calculated by geometrically linking returns based on the change in value during each Fiscal Period. The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly Members' Capital. The ratios do not reflect the Fund's proportionate share of income and expenses from Portfolio Funds.

FOR THE PERIOD JULY 1, 2005 (1) TO MARCH 31, 2006

     RATIOS TO AVERAGE MEMBERS' CAPITAL:
     Operating expense (4)                                           3.98%
     Expense reimbursement and waiver (4)                           (0.88%)
                                                                  -------
     Net Expenses (4)                                                3.12%

     Net investment loss                                            (2.69%)
     Total return (2) (5)                                           10.48%
     Portfolio Turnover (5)                                         30.99%
     Members' Capital, end of period ('000's)                     $35,053

     (1) Commencement of Operations.
     (2) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted.
     (3) The expense ratio, the net investment loss ratio and the total return ratios are calculated for the Members taken as a whole. The computation of the above ratios is based on the amount of expense and incentive fee assessed to an individual Member's capital account and may vary from these ratios based on the timing of capital transactions.
     (4) Annualized
     (5) Not Annualized

MEZZACAPPA PARTNERS, LLC

MANAGERS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------
Information pertaining to the Managers and officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Managers and is available without charge, upon request, by calling the Fund collect at 1-212-332-2000.


                                                               Principal                 Number of
                                                               Occupation(s)           Portfolios in          Other
Name, Address and            Position(s)   Term of Office(1)   During Past                 Fund        Directorships Held
Year of Birth                   Held       and Length Served    5 Years                 Complex(2)         by Manager
-------------                   ----       -----------------    -------                 ----------         ----------
INDEPENDENT MANAGERS
Hans C. Mautner              Chairman of    Since inception    President,                   Two            Director of
Simon Global Limited          the Board                        International                               Mezzacappa
33 St. James's Square                                          Division of Simon                        Long/Short Fund,
London SW1Y 4JS                                                Property Group, Inc.                            LLC
United Kingdom                                                 (real estate
YOB: 1937                                                      development),
                                                               Chairman, Simon
                                                               Global Limited.

Jeremy Sillem                  Manager      Since inception    Former Chairman,             Two            Director of
Spencer House Partners,                                        Bear Stearns                                Mezzacappa
LLP                                                            International                            Long/Short Fund,
15 St. Jame's Place                                            Limited; prior                           LLC, Director of
London SWI 1NP                                                 thereto Co-Head,                          W.P. Stewart &
United Kingdom                                                 Lazard Capital                            Co., Ltd., RHJ
YOB: 1950                                                      Markets                                  International SA,
                                                                                                          Harbourmaster
                                                                                                        Capital (Holdings)
                                                                                                            Limited.

INTERESTED MANAGER
Damon Mezzacappa(3)          Manager and    Since inception    Managing Member of           Two            Director of
Mezzacappa Investors, LLC     President                        Mezzacappa                                  Mezzacappa
630 Fifth Avenue                                               Investors, LLC                            Long/Short Fund,
Suite 2600                                                     (alternative asset                               LLC
New York, NY 10111                                             management firm);
YOB: 1936                                                      prior thereto Vice
                                                               Chairman, Lazard
                                                               Freres & Co., LLC



(1) Term of office of each Manager and Officer is indefinite.

(2) The "Fund Complex" consists of the Fund and Mezzacappa Long/Short Fund, LLC, each of which has entered into advisory agreements with the Investment Manager.

(3) Mr. Mezzacappa is an "interested person," as such term is defined in the 1940 Act, of the Fund by virtue of his affiliation with the Investment Manager.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

                                                                                            Principal Occupation(s)
Name, Address and                                                                           During Past
Year of Birth                           Position(s) Held           Term of Office(1)         5 Years
-------------                           ----------------           -----------------         -------
OFFICERS
Christopher S. Nagle                       Secretary/               Since inception         Chief Financial Officer of
Mezzacappa Investors, LLC                Treasurer/Chief                                    Mezzacappa Investors, LLC
630 Fifth Avenue                        Financial Officer                                   (alternative asset management
Suite 2600                                                                                  firm); prior thereto Vice
New York, NY 10111                                                                          President, Salomon Smith
YOB: 1959                                                                                   Barney Inc. (investment
                                                                                            banking firm)

Salvatore Faia                          Chief Compliance            Since Inception         President of Vigilant
Mezzacappa Investors, LLC                    Officer                                        Compliance Services; prior
630 Fifth Avenue                                                                            thereto Senior Legal Counsel,
Suite 2600                                                                                  PFPC, Inc.; Chief Legal
New York, NY 10111                                                                          Counsel, Corviant
YOB: 1962                                                                                   Corporation; Partner, Pepper
                                                                                            Hamilton, LLC

1 Term of office of each Manager and Officer is indefinite.

MEZZACAPPA PARTNERS, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


PROXY VOTING

The Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities to the Investment Manager. The
Investment Manager has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Investment Manager and its affiliates. The Fund is registered with the Securities and Exchange Commission ("SEC").

A description of the Investment Manager's Policies is available (i) without charge, upon request, by calling the Fund collect at 1-212-332-2000, and (ii) on the SEC's website at www.sec.gov.


In addition, information regarding the Fund's proxy voting record will be available no later than August 31st of each year. The Fund's Form N-PX will be available no later than August 31st (i) without charge, upon request, by calling the Fund collect at 1-212-332-2000 and (ii) on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer. During the period covered by this report, there have been no amendments and no waivers granted from any provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer.

The Registrant's Code of Conduct is attached hereto

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of managers had determined that the registrant has at least one audit committee financial expert serving on the audit committee. The audit committee financial experts are Jeremy Sillem and Hans Mautner. Messrs. Sillem and Mautner are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The Registrant commenced operations on July 1, 2005. The aggregate fees for the last fiscal year for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year are $40,000. The fees disclosed are estimated fees for service rendered. Actual fees haven't been billed.

Audit-Related Fees
------------------

     (b) The Registrant commenced operations on July 1, 2005. The aggregate fees billed for the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0.

Tax Fees
--------

     (c) The Registrant commenced operations on July 1, 2005. The aggregate fees for the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,000. The fees disclosed are estimated fees for service rendered. Actual fees haven't been billed.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Registrant currently does not have policies and procedures pursuant to which services are pre-approved other than by the full Audit Committee. However, the Audit Committee may implement such policies and procedures, subject to the requirement that the full Audit Committee be notified in a timely manner of each such service.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 0%

                           (c) 0%

                           (d) 0%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         While it is unlikely that the registrant will hold voting securities on a regular basis pursuant to its stated investment policies, the registrant may, from time to time, hold voting interests in an investment fund and may at some point vote a proxy. The Board of Managers of the registrant has adopted the proxy voting policies and procedures of the Adviser for use in connection with determining how to vote proxies related to portfolio securities, including the procedures that the registrant would use if a vote presents a conflict between the interests of the Members, on the one hand, and those of the Adviser, on the other. The Adviser has adopted as its proxy voting policies and procedures the Mezzacappa Investors, LLC Proxy Voting Policy and Procedures, which are attached hereto.

                            MEZZACAPPA INVESTORS, LLC
                      PROXY VOTING POLICIES AND PROCEDURES

I.       POLICY STATEMENT

Introduction -

Mezzacappa Investors, LLC's ("MI") policies and procedures for voting proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated to address new or revised proxy voting issues.

II.      GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MI will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. MI, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in
Section IV below.

III.     GUIDELINES

A.       Management Proposals

1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

         o Selection or ratification of auditors.

         o Approval of financial statements, director and auditor reports.

         o Election of Directors.

         o Limiting Directors' liability and broadening indemnification of Directors.

         o Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

         o Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

         o Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

         o General updating/corrective amendments to the charter.

         o Elimination of cumulative voting.

         o Elimination of preemptive rights.

         o Provisions for confidential voting and independent tabulation of voting results.

         o Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

Capitalization Changes
----------------------

         o Capitalization changes that eliminate other classes of stock and voting rights.

         Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

         o Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital

         o Proposals for share repurchase plans.

         o Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock

         o Proposals to effect stock splits

         o Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

Compensation
------------

         o Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

         o Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

         o Establishment of Employee Stock Option Plans and other employee ownership plans.

Anti-Takeover Matters
---------------------

         o Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

         o Adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

         o Capitalization changes that add classes of stock that which substantially dilute the voting interests of existing shareholders.

         o Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

         o Creation of "blank check"; preferred stock.

         o Changes in capitalization by 100% or more.

         o Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

         o Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

         o Proposals to indemnify auditors.


4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

         o Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis.

         o Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

         o Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

         o Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

         (1) Whether the stock option plan is incentive based;

         (2) For mature companies, should be no more than 5% of the issued capital at the time of approval;

         (3) For growth companies, should be no more than 10% of the issued capital at the time of approval.

Anti-Takeover Provisions
------------------------

         o Proposals requiring shareholder ratification of poison pills

         o Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.       Shareholder Proposals

1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

         o Requiring auditors to attend the annual meeting of shareholders.

         o Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

         o Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

         o Confidential voting.

         o Reduction or elimination of supermajority vote requirements.



2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

         o Proposals that limit tenure of directors

         o Proposals to limit golden parachutes.

         o Proposals requiring directors to own large amounts of stock to be eligible for election.

         o Restoring cumulative voting in the election of directors.

         o  Proposals   that   request  or  require   disclosure   of  executive
         compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

         o Proposals that limit retirement benefits or executive compensation.

         o Requiring shareholder approval for bylaw or charter amendments.

         o Requiring shareholder approval for shareholder rights plan or poison pill.

         o Requiring shareholder approval of golden parachutes.

         o Elimination of certain anti-takeover related provisions.

         o Prohibit payment of greenmail.

3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

         o Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

         o Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

         o Proposals that require inappropriate endorsements or corporate actions.

IV.      ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A.       Proxy Review Committee

1. The MI Proxy Review Committee ("Committee") is responsible for creating and implementing MI's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

(a) The Committee, which will consist of members designated by MI, is responsible for establishing MI's proxy voting policies and guidelines and determining how MI will vote proxies on an ongoing basis.

(b) The Committee will periodically review and have the authority to amend as necessary MI's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures).

(c)      Committee will meet on an as needed basis.

(d) If the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee").

(f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Managers of such investment company at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 (a)(1) The following table states the name, title and length of service of the persons employed or associated with the investment adviser who are primarily responsible for the day-to-day management of the registrant's portfolio (each a "Portfolio Manager").

                                                                      Length of
                    Name                         Title                 Service              Business Experience Past 5 Years
                    ----                         -----                 -------              --------------------------------
1.      Damon Mezzacappa                 Portfolio Manager, CEO     Since incept.      Mezzacappa Management, LLC

2.      Lenore A. Petteruti              Portfolio Manager,         4 years            Mezzacappa Management, LLC;
                                         Head of Research and                          ING Asset Management
                                         Risk Management


         (a)(2) The table below describes for each Portfolio Manager listed in paragraph (a)(1) who is primarily responsible for the day-to day management of the portfolio of any other accounts that they manage and the total assets in the account for all other registered investment companies, other pooled investment vehicles and other accounts.

                                                                                              No. of       Total Assets in
                                                                                          Accounts where    Accounts where
           Name of Portfolio                              Total                            Advisory Fee    Advisory Fee is
              Manager or                             No. of Accounts                       is Based on        Based on
              Team Member         Type of Accounts       Managed         Total Assets       Performance      Performance
              -----------         ----------------       -------         ------------       -----------      -----------
        Damon Mezzacappa         Registered                  1           $   216M               1            $   216M
                                 Investment
                                 Companies:

        Lenore A. Petteruti      Other Pooled                3           $   623M               3            $   623M
                                 Investment
                                 Vehicles:
                                 Other Accounts:           n/a             $                                 $


         POTENTIAL CONFLICTS OF INTERESTS

         As an investment advisor and fiduciary, Mezzacappa Investors, LLC (the "Advisor") owes its clients a duty of loyalty. In recognition of the fact that conflicts of interest are inherent in the investment management business, the Advisor has adopted policies and procedures reasonably designed to identify and manage the effects of actual and potential conflicts of interest in the areas of employee personal trading, managing multiple accounts for multiple clients and allocation of investment opportunities. All employees of the Advisor are subject to these policies.

         The Advisor has adopted a Code of Ethics that is designed to detect and prevent conflicts of interest when personnel own, buy or sell securities which may be owned, bought or sold for clients through one of its vehicles. Personal securities transactions may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by a client. As a general matter, the Advisor's personnel are not permitted to engage in transactions for their personal accounts in securities that are being considered for purchase or sale by its clients or are being bought or sold by its advisory clients. The Advisor's Code of Ethics requires disclosure of all personal accounts and pre-clearance of all securities transactions involving initial public offerings and limited offerings, including investments in other private investment vehicles.

         As noted above, the Advisor manages multiple portfolios for multiple clients. The Advisor has responsibility for managing the investments of multiple accounts with a common investment strategy or several investment styles. Accordingly, client portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Advisor makes investment decisions for the Fund based on their respective investment objective, policies, practices, cash flows, tax and other relevant investment considerations. Consequently, the Adviser may purchase or sell securities for one client portfolio and not another client portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. In addition, as described above, some of these other client account structures have fee structures, such as performance based fees, that differ (and may be higher than) the Fund. Accordingly, conflicts of interest may arise when the Advisor has a particular financial incentive, such as a performance-based fee or the reimbursement of overhead amounts, relating to an account.

         The Advisor has implemented policies and procedures intended to address conflicts of interest relating to the management of multiple accounts and the allocation of investment opportunities. All of the client accounts managed by the Advisor follow a fund-of-fund strategy and allocate client assets to private investment vehicles and outside portfolio managers. These investment opportunities are primary limited opportunities. The Advisor reviews investment decisions for the purpose of ensuring that all accounts with substantially similar investment objectives are treated equitably. The performance of similarly managed accounts is also regularly compared to determine whether there are any unexplained significant discrepancies. In addition, the Advisor's allocation procedures specify the factors that are taken into account in making allocation decisions. These areas are monitored by the Advisor's chief compliance officer.

(A)(3)   COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBERS

         Compensation is a combination of a base salary plus a percentage of firm earnings (calculated by taking the percentage of the portfolio manager's ownership in the firm multiplied by net firm earnings). Firm earnings are based upon assets under management and pre-tax performance of all funds managed by the portfolio manager. A one-year period is used in evaluating the performance of the funds for the purposes of determining compensation. Performance of accounts managed by the portfolio manager other than the Fund is included in determining compensation.

(A)(4)   DISCLOSURE OF SECURITIES OWNERSHIP

         The following table discloses the beneficial ownership of shares of the registrant by each Portfolio Manager as of March 31, 2006.

                            Name of Portfolio Manager or             Dollar ($) Range of Fund
                                     Team Member                    Shares Beneficially Owned
                                     -----------                                        -----
                         Lenore Petteruti                          $       0
                         Damon Mezzacappa                         $  > 1,000,000
                                                                     -----------


(B)        Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Mezzacappa Partners, LLC
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Damon Mezzacappa
                         -------------------------------------------------------
                           Damon Mezzacappa, Chief Executive Officer
                           (principal executive officer)

Date              June 9, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Damon Mezzacappa
                         -------------------------------------------------------
                           Damon Mezzacappa, Chief Executive Officer
                           (principal executive officer)

Date              June 9, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Christopher Nagle
                         -------------------------------------------------------
                           Christopher Nagle, Secretary/Treasurer
                           (principal financial officer)

Date              June 9, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.